SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 11:-      SUBSEQUENT EVENT

On July 25, 2017, Bayer provided written notice in accordance with the Bayer Agreement that it is exercising its right to terminate the Bayer Agreement only with respect to the CGEN-15022 Target Program, which termination would take effect October 31, 2017.  The CGEN-15001T Target Program is not affected by this notice and the Bayer Agreement continues in full force and effect with respect thereto.